Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 94.3%

ARGENTINA — 1.1%
Vista Energy SAB de CV ADR *	209	$15,773

BRAZIL — 11.0%
Axia Energia	2,400	27,114
B3 SA — Brasil Bolsa Balcao	8,600	30,549
Banco Bradesco SA ADR	3,857	14,078
Lojas Renner SA	2,500	7,177
MercadoLibre, Inc. *	21	36,309
Natura Cosmeticos SA *	2,800	5,622
NU Holdings Ltd., Class A *	989	14,212
Petroleo Brasileiro SA - Petrobras ADR	1,035	21,476
Raia Drogasil SA	816	3,690
WEG SA	700	6,881
		167,108
CHILE — 2.7%
Lundin Mining Corp.	715	17,830
Sociedad Quimica y Minera de Chile SA ADR *	288	23,311
		41,141
CONGO (DEMOCRATIC REPUBLIC) — 0.5%
Ivanhoe Mines Ltd., Class A *	928	7,932

INDIA — 11.4%
Axis Bank Ltd.	1,975	24,461
Cholamandalam Investment and Finance Co., Ltd.	392	5,668
Delhivery Ltd. *	2,269	10,051
Eicher Motors Ltd.	96	6,722
Escorts Kubota Ltd.	178	5,185
HDFC Life Insurance Co., Ltd.	2,050	12,883
Hyundai Motor India Ltd.	77	1,458
ICICI Bank Ltd.	963	12,362
InterGlobe Aviation Ltd.	243	10,257
Kotak Mahindra Bank Ltd.	2,990	11,255
PB Fintech Ltd. *	348	5,290
Reliance Industries Ltd.	2,522	36,270
Samvardhana Motherson International Ltd.	8,837	9,918
Tata Consultancy Services Ltd.	423	10,652
UltraTech Cement Ltd.	87	9,937
		172,369
INDONESIA — 1.0%
Bank Mandiri Persero Tbk PT	17,800	4,996
Bank Rakyat Indonesia Persero Tbk PT	52,500	10,491
		15,487
KAZAKHSTAN — 0.4%
Kaspi.KZ JSC ADR *	78	5,777

MEXICO — 3.8%
BBB Foods, Inc., Class A *	315	11,142
Fomento Economico Mexicano SAB de CV ADR	157	17,436
Grupo Financiero Banorte SAB de CV, Class O	1,615	17,883
Wal-Mart de Mexico SAB de CV	3,147	10,261
		56,722

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
PANAMA — 0.6%
Copa Holdings SA, Class A	80	$9,089

PERU — 1.4%
Credicorp Ltd.	64	21,707

POLAND — 0.6%
Allegro.eu SA *	1,260	9,044

RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	9,400	0
GMK Norilskiy Nickel PAO ADR *(b)	6	0
Moscow Exchange MICEX-RTS PJSC *(b)	2,760	0
Sberbank of Russia PJSC *(b)	5,512	0
		0
SAUDI ARABIA — 0.3%
Saudi Tadawul Group Holding Co.	118	4,370

SINGAPORE — 1.8%
Grab Holdings Ltd., Class A *	2,480	9,077
Sea Ltd. ADR *	221	18,301
		27,378
SOUTH AFRICA — 5.8%
Capitec Bank Holdings Ltd.	45	11,056
FirstRand Ltd.	1,342	6,870
Impala Platinum Holdings Ltd.	1,657	23,566
Naspers Ltd., N Shares	756	39,106
Remgro Ltd.	626	6,975
		87,573
SOUTH KOREA — 17.9%
Coupang, Inc. *	568	10,724
Hyundai Glovis Co., Ltd.	89	12,641
Hyundai Motor Co.	102	31,422
NCSoft Corp.	48	7,249
Samsung Electronics Co., Ltd.	1,093	127,839
SK hynix, Inc.	145	82,268
		272,143
TAIWAN — 25.8%
Accton Technology Corp.	1,000	49,337
E Ink Holdings, Inc.	1,000	4,362
MediaTek, Inc.	1,000	47,965
Taiwan Semiconductor Manufacturing Co., Ltd.	5,000	289,173
		390,837
THAILAND — 3.1%
Fabrinet *	38	19,818
SCB X PCL	2,200	9,671
Valeura Energy, Inc. *	1,750	18,568
		48,057
UNITED ARAB EMIRATES — 1.7%
Emaar Properties PJSC	8,062	26,382
VIETNAM — 1.3%
FPT Corp.	1,500	4,317

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
Military Commercial Joint Stock Bank	7,400	$7,489
Mobile World Investment Corp.	2,400	7,482
		19,288
ZAMBIA — 2.1%
First Quantum Minerals Ltd. *	1,347	32,206

Total Common Stocks
(cost $1,007,167)		1,430,383

PREFERRED STOCKS — 3.9%

BRAZIL — 1.1%
Axia Energia 0.00% *	630	6,877
Petroleo Brasileiro SA - Petrobras ADR 5.76%	550	10,312
		17,189
SOUTH KOREA — 2.8%
Samsung Electronics Co., Ltd. 1.46%	528	42,622

Total Preferred Stocks
(cost $36,540)		59,811

TOTAL INVESTMENTS — 98.2%
(cost $1,043,707)		$1,490,194
Other assets less liabilities — 1.8%		27,482
NET ASSETS — 100.0%		$1,517,676

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$440,918	$989,465	$0	$1,430,383
Preferred Stocks**	17,189	42,622	—	59,811
Total	$458,107	$1,032,087	$0	$1,490,194

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended March 31, 2026 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2026.

See previously submitted notes to the financial statements for the year ended December 31, 2025.